Risk management - Footnotes to tables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Miscellaneous other liabilities	€ 13,646.0	€ 12,839.0
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	967,655.0	951,934.0
Addition to loan loss provisions	1,861.0	516.0	€ 2,675.0
IFRS-9 Eligible Financial Assets
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	1,850.0	462.0
Non-Credit Replacement Guarantees
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions		43.0
Modification gains and losses on restructured financial assets
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	14.0	11.0
Undrawn commitments
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Undrawn borrowing facilities	150,100.0	133,300.0
Other positions
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Miscellaneous other liabilities	4,400.0
Non IFRS 9 eligible assets commitments
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Miscellaneous other liabilities	116,100.0	95,100.0
IAS 37 & IFRS 9 Off-Balance Provisions
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Miscellaneous other liabilities	€ 109.0	€ 114.4